Reverse Recapitalization - Shares Issued in Merger (Details) - shares	Sep. 29, 2021	Dec. 31, 2021	Sep. 28, 2021	Dec. 31, 2020
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (in shares)	183,163,826	183,232,494		16,003,558
Public
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (in shares)			34,500,000
Less redemption of shares (in shares)	(18,215,868)
Common stock following redemption (in shares)	16,284,132
Shares issued in PIPE (in shares)	15,500,000
Shares and PIPE Financing Shares (in shares)	31,784,132
Founder
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	8,625,000
Legacy Velo3D
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	142,754,694
Shares exchanged			175,173,445